Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 677	$ 597
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	29	33
Interest cost	1	1
Actuarial losses (gains) and changes in actuarial assumptions		(3)
Benefits paid	(1)	(1)
Foreign exchange		(1)
Ending funded status	29	29
Current liability	2	2
Non-current liability	27	27
Net amount	29	29
Unrecognized actuarial gains	11	12
Total accumulated other comprehensive income	11	12
Interest cost	1	1
Actuarial losses (gains)	(1)	(1)
Net periodic benefit cost	$ 0	$ 0